Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Increase (decrease) in financial assets
Balance at beginning of year	R 3,301
Fair value gain	118	R 64	R 71
Balance at end of year	3,535	3,301
Investments held by environmental trust funds
Increase (decrease) in financial assets
Balance at beginning of year	3,273	3,238
Interest income	163	168	157
Fair value gain	77	48
Equity-linked deposits (matured)/acquired	(490)	300
(Maturity)/acquisition of fixed deposits	456	(481)
Net transfer of cash and cash equivalents	34	183
Withdrawal of funds for rehabilitation work performed	0	(183)
Balance at end of year	R 3,513	R 3,273	R 3,238